As filed with the Securities and Exchange Commission on May 15, 2015

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☐

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

Approximate Date of Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 76 to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2015 as Accession # 0001193125-15-155281.

This Post-Effective Amendment No. 77 is filed for the sole purpose of submitting the Interactive Data File required to be filed with the Securities and Exchange Commission as an Exhibit to the Registrant’s Registration Statement. The Interactive Data File that is submitted with this Post-Effective Amendment No. 77 relates to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement, which was filed on April 29, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, METROPOLITAN SERIES FUND, has duly caused this Post-Effective Amendment No. 77 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 15th day of May, 2015.

METROPOLITAN SERIES FUND
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 77 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget	President (principal executive officer), Trustee	May 15, 2015

/s/ PETER H. DUFFY Peter H. Duffy	Chief Financial Officer and Treasurer	May 15, 2015

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	May 15, 2015

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	May 15, 2015

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	May 15, 2015

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	May 15, 2015

/s/ BARBARA A. NUGENT* Barbara A. Nugent	Trustee	May 15, 2015

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	May 15, 2015

/s/ LINDA STRUMPF* Linda Strumpf	Trustee	May 15, 2015

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	May 15, 2015

*BY: /S/ DAVID C. MAHAFFEY David C. Mahaffey Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase